Angel Oak Funds Trust
One Buckhead Plaza | 3060 Peachtree Road NW, Suite 500 | Atlanta, Georgia 30305

April 10, 2015

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Angel Oak Funds Trust (the “Trust”)
Angel Oak Multi-Strategy Income Fund
File Nos. 333-197427 and 811-22980

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for the Angel Oak Multi-Strategy Income Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 10, 2015 and became effective on April 10, 2015.

Please direct any inquiries regarding this filing to me at (414) 765-5586.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
President